                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007
Check here if Amendment  [   ]; Amendment Number:
                                                 -----
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York              October 29, 2007
[Signature]                       [City, State]                      [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report summary:

Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                 2
                                            ---------------------------

Form 13F  Information Table Value Total:            $1,019,289
                                            ---------------------------


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----





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                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2007

    Item 1:                 Item 2:  Item 3:   Item 4:      Item 5:            Item 6:        Item 7:           Item 8:
--------------------------------------------------------------------------------------------------------------------------------
                                                                        Investment Discretion              Voting Authority
                             Title    SEDOL/    Fair    SHARES                  (b)      (c)                     (b)
                               of     CUSIP    Market    PRN    SH PUT/  (a) Shared As Shared           (a)   Shared As
Name of Issuer               Class    Number    Value   Amount PRN CALL Sole  Defined   Other Manager   Sole   Defined  (c) None
--------------------------------------------------------------------------------------------------------------------------------
LMS MEDICAL SYSTEMS INC       COM   502089105 $956,447 645,000 SH                x               1    645,000
SAMSUNG ELECTRONICS CO LTD    COM     6771720 $ 62,842     100 SH                x               1        100

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.